Equity-accounted investees - Additional Information (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]
Option to purchase additional equity interest
Goodwill		₽ 6,954,183	₽ 6,989,255
Expected compound annual growth rate of revenue of the Investment in Associate		46.00%
Expected EBITDA Margin of the Investment in Associate		20.60%
Discount rate applied to the cash flow projections		20.01%
Annual growth rate for the forecasted cash flows		2.90%
Percent increase or decrease in revenue impact on impairment of the investment in associate		10.00%
Percent increase or decrease in EBITDA impact on impairment of the investment in associate		15.00%
Percent increase or decrease in discount rate impact on impairment of the investment in associate		5.00%
Skillaz [member]
Option to purchase additional equity interest
Voting rights held in associate	25.01%	25.01%
Option to purchase additional equity interest		40.01%
Expected volatility		40.00%
Risk-free interest rate		7.00%
Financial asset - call option		₽ 25,341
Goodwill	₽ 158,757	₽ 158,757

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.